Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Central Index Key	0001939780
Document Type	F-1
Entity Registrant Name	U Power Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2F, Building A, No. 88
Entity Address, Address Line Two	North Zhangjiabang RoadPudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200122
City Area Code	0086
Local Phone Number	21-6859-3598
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	212
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY